SUP-0103-0316

THE AB VALUE FUNDS

-AB Value Fund

-AB Equity Income Fund

-AB International Value Fund

Supplement dated March 7, 2016 to the Prospectus and Summary Prospectuses dated February 29, 2016 (the “Prospectuses”), offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of AB Value Fund and AB International Value Fund and Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z of AB Equity Income Fund.

Each of the Funds listed above is hereinafter referred to as a “Fund” or collectively, the “Funds”.

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Effective immediately, the following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Funds and reflects the person or persons responsible for the day-to-day management of the Fund’s portfolio.

AB Value Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Cem Inal	Since March 2016	Senior Vice President of the Adviser

Joseph G. Paul	Since 2009	Senior Vice President of the Adviser

AB Equity Income Fund

PORTFOLIO MANAGER

The following table lists the person responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Joseph G. Paul	Since 2010	Senior Vice President of the Adviser

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Effective June 30, 2016, the following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Fund and reflects those persons responsible for the day-to-day management of the Fund’s portfolio.

AB International Value Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Tawhid Ali	Since June 2016	Senior Vice President of the Adviser

Takeo Aso	Since 2012	Senior Vice President of the Adviser

Avi Lavi	Since 2012	Senior Vice President of the Adviser

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Effective immediately, the following replaces certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectuses with respect to the following Funds.

AB Value Fund

Fund and Responsible Group	Employee; Year; Title	Principal Occupation During the Past Five (5) Years
AB Value Fund U.S. Value Senior Investment Management Team	Cem Inal; since March 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

	Joseph G. Paul; since 2009; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

AB Equity Income Fund

Fund and Responsible Group	Employee; Year; Title	Principal Occupation During the Past Five (5) Years
AB Equity Income Fund U.S. Equity Income Senior Investment Management Team	Joseph G. Paul; since 2010; Senior Vice President of the Adviser	(see above)

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Effective June 30, 2016, the following replaces certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectuses with respect to the following Fund.

AB International Value Fund

Fund and Responsible Group	Employee; Year; Title	Principal Occupation During the Past Five (5) Years
AB International Value Fund International Value Senior Investment Management Team	Tawhid Ali; since June 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

	Takeo Aso; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

	Avi Lavi; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0103-0316